SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

Gross proceeds	$190,000,000
Less:
Proceeds allocated to Share Rights	(1,577,000)
Class A ordinary shares issuance costs	(12,508,055)
Plus:
Remeasurement of carrying value to redemption value	21,043,361
Class A ordinary shares subject to possible redemption, December 31, 2025	196,958,306
Plus:
Remeasurement of carrying value to redemption value	1,609,968
Class A ordinary shares subject to possible redemption, March 31, 2026	$198,568,274

Gross proceeds	$190,000,000
Less:
Proceeds allocated to share rights	(1,577,000)
Class A ordinary shares issuance costs	(12,508,055)
Plus:
Remeasurement of carrying value to redemption value	21,043,361
Class A ordinary shares subject to possible redemption, December 31, 2025	$196,958,306

SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2026			2025
	Redeemable Class A	Non-redeemable Class A	Class B	Redeemable Class A	Non-redeemable Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$420,262	15,262	$140,087	$695,793	25,268	$296,946

Denominator:
Basic and diluted weighted average shares outstanding	19,000,000	690,000	6,333,333	14,566,667	529,000	6,216,666
Basic and diluted net income per ordinary share	$0.02	0.02	$0.02	$0.05	0.05	$0.05

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2025			For the Period from September 27, 2024 (Inception) Through December 31, 2024
	Non- Redeemable	Redeemable		Non- Redeemable	Redeemable
	Class A	Class A	Class B	Class A	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$96,451	$2,655,891	$935,074	$—	$—	$(47,952)
Denominator:
Basic and diluted weighted average shares outstanding	650,301	17,906,849	6,304,566	—	—	5,833,333
Basic and diluted net income (loss) per ordinary share	$0.15	$0.15	$0.15	$—	$—	$(0.01)